NOTES PAYABLE AND OTHER DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of notes payable and other debt
Notes payable and other debt consists of the following:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Senior debt—guaranteed by HUD	$34,286	$34,473
Senior debt—guaranteed by USDA (a)	20,831	22,518
Senior debt—guaranteed by SBA (b)	2,293	2,319
Senior debt—bonds	7,145	7,145
Senior debt—other mortgage indebtedness	5,586	5,639
Other debt	1,479	1,063
Convertible debt	2,500	9,200
Subtotal	74,120	82,357
Deferred financing costs, net	(2,099)	(2,196)
Unamortized discount on bonds	(188)	(191)
Total debt	71,833	79,970
Less: current portion of debt	6,868	13,154
Notes payable and other debt, net of current portion	$64,965	$66,816

(a)	U.S. Department of Agriculture (“USDA”)

(b)	U.S. Small Business Administration (“SBA”)

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,408	$1,434
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,175	2,191
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,419	5,447
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,414	8,457
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,315	7,352
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,704	3,723
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,851	5,869
Total					$34,286	$34,473

Senior debt - guaranteed by USDA (b)
Attalla	Metro City	06/30/2032	Prime + 1.50%	5.50%	$6,335	$7,189
Coosa	Metro City	06/30/2032	Prime + 1.50%	5.50%	5,712	6,483
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,353	4,384
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,431	4,462
Total					$20,831	$22,518

Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,589	$1,611
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	704	708
Total					$2,293	$2,319

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 0.53% per annum.

(b)
For the four skilled nursing facilities, the Company has term loans insured 70% to 80% by the USDA with financial institutions. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 4% to 6% through 2016, which decline 1% each year capped at 1% for the remainder of the term.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,610	$6,610
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	535	535
Total					$7,145	$7,145

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing of approximately 0.26% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - other mortgage indebtedness
Quail Creek (b)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,402	4,432
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,184	1,207
Total					$5,586	$5,639

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.00% to 0.86% per annum.

(b)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		March 31, 2017	December 31, 2016
Other debt
First Insurance Funding	02/28/2018	Fixed	3.99%	$193	$20
Key Bank	10/17/2017	Fixed	0.00%	495	496
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	422	547
South Carolina Department of Health & Human Services (a)	02/24/2019	Fixed	5.75%	369	—
Total				$1,479	$1,063

(a)
On February 21, 2017, the South Carolina Department of Health and Human Services (“SCHHS”) issued fiscal year 2013 Medicaid audit reports for two facilities operated by the Company during 2013. In the fiscal year 2013 Medicaid audit reports, it was determined the Company owes an aggregate $0.4 million related to patient-care related payments made by the SCHHS during 2013. Repayment of the $0.4 million began on March 24, 2017 in the form of a two-year note bearing interest of 5.75% per annum.

(Amounts in 000’s)
Facility	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Convertible debt
Issued July 2012	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015 (b) (c)	04/30/2017	Fixed	10.00%	1,000	7,700
Total				$2,500	$9,200

(a)	Represents cash interest rates as of March 31, 2017. The rates exclude amortization of deferred financing costs which range from 0.25% to 1.92% per annum.

(b)
On December 8, 2016, the Company announced the Tender Offer for any and all of the 2015 Notes at a cash purchase price equal to $1,000 per $1,000 principal amount of the 2015 Notes purchased, plus accrued and unpaid interest to, but not including, the payment date. The Tender Offer expired on January 9, 2017, and $6.7 million in aggregate principal amount of the 2015 Notes were tendered and paid on January 10, 2017.

(c)	On April 30, 2017, the remaining $1.0 million in aggregate principal amount of the 2015 Notes outstanding was repaid (see Note 17 - Subsequent Events).

Notes payable and other debt consists of the following:

	December 31,
Amounts in (000's)	2016	2015
Senior debt—guaranteed by HUD (a)	34,473	25,469
Senior debt—guaranteed by USDA (a)	22,518	26,463
Senior debt—guaranteed by SBA (a)	2,319	3,548
Senior debt—bonds	7,145	7,230
Senior debt—other mortgage indebtedness	5,639	51,128
Other debt	1,063	2,638
Convertible debt (c)	9,200	9,200
Sub Total	82,357	125,676
Deferred financing costs	(2,196)	(2,712)
Unamortized discounts on bonds	(191)	(205)
Total	79,970	122,759
Less current portion	13,154	50,960
Less: portion included in liabilities of disposal group held for sale (b)	—	958
Notes payable and other debt, net of current portion	$66,816	$70,841

(a)  HUD, U.S. Department of Agriculture ("USDA"), U.S. Small Business Administration ("SBA").
(b) Includes no deferred financing costs at December 31, 2016 and December 31, 2015 respectively.
(c) On December 8, 2016, the Company announced the Tender Offer for any and all of its $7.7 million convertible subordinated notes due April 30, 2017. On January 10, 2017, the Company accepted for payment $6.7 million pursuant to the Tender Offer, (see Note 19 - Subsequent events).

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,434	$1,534
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,191	2,251
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,447	5,556
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,457	8,628
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,352	7,500
Georgetown (c)	Midland State Bank	01/10/2046	Fixed	2.98%	3,723	—
Sumter Valley (d)	Key Bank	01/01/2047	Fixed	3.70%	5,869	—
Total					$34,473	$25,469
Senior debt - guaranteed by USDA (e)
Attalla	Metro City	09/30/2035	Prime + 1.50%	5.50%	$7,189	$7,400
Coosa	Metro City	09/30/2035	Prime + 1.50%	5.50%	6,483	6,671
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,384	4,507
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,462	4,576
Homestead (b)	Square 1	10/14/2036	Prime + 1.00%	5.75%	—	3,309
Total					$22,518	$26,463
Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,611	$1,697
Stone County (b)	CDC	07/01/2032	Fixed	2.42%	—	1,123
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	708	728
Total					$2,319	$3,548

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b) On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).
(c) On September 29, 2016, the Company closed a HUD-guaranteed financing in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.
(d) On December 14, 2016, the Company refinanced the Sumter Credit Facility with $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.

(e)
For the five skilled nursing facilities, the Company has term loans insured 70% to 80% by the USDA with financial institutions. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 4% to 6% through 2016, which decline 1% each year capped at 1% for the remainder of the term.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,610	$6,610
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	535	620
Total					$7,145	$7,230

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(Amounts in 000’s)					December 31,	December 31,
Facility	Lender	Maturity	Interest Rate (a)		2016	2015
Senior debt - other mortgage indebtedness
Sumter Valley (c)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	$—	$5,123
Georgetown (g)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	—	4,026
Northridge (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	4,230
Woodland Hills (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	3,557
Abington/Cumberland (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	4,029
Heritage Park (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	—	3,370
River Valley (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	—	3,989
Little Rock/West Markham (b), (f)	PrivateBank (d)	12/31/2016	LIBOR + 4.00%	6.00%	—	11,399
Quail Creek (e)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,432	5,000
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,207	1,285
Stone County (b)	Metro City	06/08/2022	Prime + 2.25%	6.25%	—	1,697
College Park (f)	Bank of Las Vegas	05/01/2031	Prime + 2.00%	6.25%	—	2,465
Hembree Rd. Building (h)	Fidelity Bank	12/01/2017	Fixed	5.50%	—	958
Total					$5,639	$51,128

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b)	On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).

(c)
On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the Sumter Credit Facility with PrivateBank from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expired on November 30, 2016. On June 13, 2016, the Company received a commitment to refinance the Sumter Credit Facility, subject to definitive documentation and certain closing conditions. On December 14, 2016, the Company refinanced existing mortgage debt with Key Bank on the Sumter Facility with $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.

(d)
On March 24, 2016, the Company obtained the release of approximately $3.9 million of restricted cash funds and applied the amounts as additional principal payments related to certain of the above debt facilities with the PrivateBank.

(e)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.
(f) On October 6, 2016, the related debt was repaid with a portion of the net proceeds from the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).
(g) On September 29, 2016, the Company closed a HUD-guaranteed financing with Midland State Bank in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.

(h)
Debt included in liabilities of disposal group held for sale. On April 25, 2016, the Company completed the sale of the related office building located in Roswell, Georgia (see Note 11 - Discontinued Operations).

(Amounts in 000’s)
Lender	Maturity	Interest Rate		December 31, 2016	December 31, 2015
Other debt
First Insurance Funding	02/28/2017	Fixed	3.99%	$20	$14
Key Bank	10/17/2017	Fixed	0.00%	496	680
Reliant Rehabilitation	11/15/2016	Fixed	7.00%	—	944
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	547	1,000
Total				$1,063	$2,638

(Amounts in 000’s)
Facility	Conversion price	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Convertible debt
Issued July 2012	$4.25	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015 (b)	$4.25	04/30/2017	Fixed	10.00%	7,700	7,700
Total					$9,200	$9,200
(a) Represents cash interest rates as of December 31, 2016. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.
(b) On December 8, 2016, the Company announced the Tender Offer for any and all of its $7.7 million convertible subordinated notes due April 3, 2017. On January 10, 2017, the Company accepted for payment $6.7 million pursuant to the Tender Offer (see Note 19 - Subsequent Events).

Summary of the scheduled maturities
The schedule below summarizes the scheduled maturities for the twelve months ended March 31 of the respective year (not adjusted for commitments to refinance or extend the maturities of debt as noted above):

For the twelve months ended March 31,	(Amounts in 000’s) (a)
2018	$6,890
2019	6,326
2020	1,960
2021	2,064
2022	2,161
Thereafter	54,719
Subtotal	$74,120
Less: unamortized discounts	(188)
Less: deferred financing costs, net	(2,099)
Total notes and other debt	$71,833

(a)	Excludes maturities for a Loan Agreement entered into May 1, 2017 (see Note 17 - Subsequent Events - Meadowood Credit Facility).

The schedule below summarizes the scheduled maturities as of December 31, 2016 for each of the next five years and thereafter.

Amounts in (000's)
2017	$13,218
2018	6,108
2019	1,844
2020	1,937
2021	2,030
Thereafter	57,220
Subtotal	82,357
Less: unamortized discounts	(191)
Less: deferred financing costs (1)	(2,196)
Total notes and other debt	$79,970

Schedule of Credit-Related Instruments, Out of Compliance
The table below indicates which of the Company’s credit-related instruments were not in compliance as of March 31, 2017.

Credit Facility	Balance at March 31, 2017(000's)	Subsidiary or Operator Level Covenant Requirement	Financial Covenant	Min/Max Financial Covenant Required	Financial Covenant Metric Achieved		Future Financial Covenant Metric Required
Congressional Bank - Mortgage Note - QC Property Holdings, LLC	$4,401	Operator	Minimum Fixed Charge Coverage Ratio	1.1	0.3	(a)	1.1
		Operator	Minimum Operator Occupancy	75%	70%	(a)	75%
		Operator	Minimum Operator EBITDAR (000’s)	$563	$477	(a)	$642

(a)	Waiver for violation of covenant obtained.